Segmental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gold income	$ 3,805	$ 4,356	$ 4,085
By-products revenue	138	154	138
Gross profit (loss)	772	784	841
Cost of sales	3,173	3,736	3,401
Amortisation	630	823	809
Total assets	6,643	7,219	7,153
Capital expenditure	652	830	711
Goodwill	116	127	126
Assets held for sale	0	348	0
South Africa
Disclosure of operating segments [line items]
Non-current assets considered material	1,005	1,295	1,678
Foreign entities
Disclosure of operating segments [line items]
Non-current assets considered material	4,234	4,259	4,144
DRC
Disclosure of operating segments [line items]
Gold income	468
Non-current assets considered material	1,439	1,423	1,400
Ghana
Disclosure of operating segments [line items]
Non-current assets considered material	550	533	520
Tanzania
Disclosure of operating segments [line items]
Gold income	715	664	591
Non-current assets considered material	369	422	437
Brazil
Disclosure of operating segments [line items]
Gold income	634	705	659
Non-current assets considered material	615	632	645
Guinea
Disclosure of operating segments [line items]
Gold income		489
Australia
Disclosure of operating segments [line items]
Non-current assets considered material	718	764	673
South Africa
Disclosure of operating segments [line items]
Total assets	1,106	1,734	1,818
Goodwill	0	0	8
Assets held for sale	0	348	0
Impairments, derecognition of assets	98	294	3
Continental Africa
Disclosure of operating segments [line items]
Total assets	3,135	3,153	3,090
Impairments, derecognition of assets	5	0	0
Australasia
Disclosure of operating segments [line items]
Total assets	888	929	804
Goodwill	108	119	110
Americas
Disclosure of operating segments [line items]
Total assets	1,286	1,258	1,273
Goodwill	8	8	8
Impairments, derecognition of assets	1	0	0
Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Total assets	228	145	168
Consolidated and Separate
Disclosure of operating segments [line items]
Gold income	4,386	4,809	4,518
By-products revenue	139	155	139
Gross profit (loss)	874	797	868
Cost of sales	3,653	4,177	3,808
Amortisation	795	959	923
Consolidated and Separate | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	721	953	811
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Gold income	1,445	1,659	1,719
Consolidated and Separate | North America
Disclosure of operating segments [line items]
Gold income	450	456	893
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Gold income	780	709	645
Consolidated and Separate | Europe
Disclosure of operating segments [line items]
Gold income	387	399	377
Consolidated and Separate | United Kingdom
Disclosure of operating segments [line items]
Gold income	1,324	1,586	884
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Gold income	602	1,101	1,173
By-products revenue	6	15	23
Amortisation	72	133	167
Consolidated and Separate | South Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	73	150	182
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Gold income	1,983	1,895	1,663
By-products revenue	3	3	4
Amortisation	379	421	365
Consolidated and Separate | Continental Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	313	409	291
Consolidated and Separate | Australasia
Disclosure of operating segments [line items]
Gold income	780	709	646
By-products revenue	2	2	2
Amortisation	149	130	126
Consolidated and Separate | Australasia | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	156	153	109
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Gold income	1,021	1,104	1,036
By-products revenue	128	135	110
Amortisation	192	273	260
Consolidated and Separate | Americas | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	176	234	225
Consolidated and Separate | Other, including non-gold producing subsidiaries
Disclosure of operating segments [line items]
Amortisation	3	2	5
Consolidated and Separate | Other, including non-gold producing subsidiaries | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	3	7	4
Consolidated and Separate | Operating segments | South Africa
Disclosure of operating segments [line items]
Gross profit (loss)	21	(3)	149
Cost of sales	590	1,129	1,064
Consolidated and Separate | Operating segments | Continental Africa
Disclosure of operating segments [line items]
Gross profit (loss)	380	386	334
Cost of sales	1,607	1,513	1,334
Consolidated and Separate | Operating segments | Australasia
Disclosure of operating segments [line items]
Gross profit (loss)	160	159	106
Cost of sales	622	551	542
Consolidated and Separate | Operating segments | Americas
Disclosure of operating segments [line items]
Gross profit (loss)	310	253	283
Cost of sales	838	987	863
Consolidated and Separate | Operating segments | Corporate and Other [Member]
Disclosure of operating segments [line items]
Cost of sales	(4)	(3)	5
Consolidated and Separate | Corporate and Other [Member]
Disclosure of operating segments [line items]
Gross profit (loss)	3	2	(4)
Equity-accounted investments
Disclosure of operating segments [line items]
Gold income	(581)	(453)	(433)
By-products revenue	(1)	(1)	(1)
Gross profit (loss)	(102)	(13)	(27)
Cost of sales	(480)	(441)	(407)
Amortisation	(165)	(136)	(114)
Capital expenditure	$ (69)	$ (123)	$ (100)